Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000170037_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Large Cap Value Index Fund
C000170037_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000170037_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,348
C000170037_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,205
C000170037_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,321
C000170037_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,850
C000170037_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,294
C000170037_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,514
C000170037_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,720
C000170037_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,110
C000170037_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,824
C000170037_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
C000170037_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170037_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,355
C000170037_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,207
C000170037_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,314
C000170037_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,848
C000170037_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,289
C000170037_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,516
C000170037_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,729
C000170037_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,108
C000170037_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,828
C000170037_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000170037_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170037_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000170037_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,015
C000170037_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,750
C000170037_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,763
C000170037_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,068
C000170037_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,605
C000170037_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,997
C000170037_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,017
C000170037_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,244
C000103368_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Mid Cap Index Fund
C000103368_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103368_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,787
C000103368_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,422
C000103368_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,693
C000103368_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,048
C000103368_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,645
C000103368_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,180
C000103368_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,944
C000103368_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,631
C000103368_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,675
C000103368_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,261
C000103368_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Index
C000103368_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103368_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,786
C000103368_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,420
C000103368_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,696
C000103368_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,053
C000103368_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,648
C000103368_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,182
C000103368_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,951
C000103368_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,631
C000103368_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,677
C000103368_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,267
C000103368_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000103368_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103368_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,982
C000103368_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,837
C000103368_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,382
C000103368_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,079
C000103368_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,922
C000103368_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,520
C000103368_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,819
C000103368_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,146
C000103368_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,085
C000103368_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,174
C000177585_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Flex® Mid Cap Index Fund
C000177585_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177585_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,190
C000177585_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,330
C000177585_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,548
C000177585_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,309
C000177585_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,053
C000177585_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,954
C000177585_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,680
C000177585_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,409
C000177585_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
C000177585_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177585_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,192
C000177585_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,330
C000177585_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,542
C000177585_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,288
C000177585_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,012
C000177585_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,913
C000177585_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,627
C000177585_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,345
C000177585_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000177585_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177585_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,116
C000177585_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177585_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,975
C000177585_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,986
C000177585_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,411
C000177585_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,004
C000177585_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,349
C000177585_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,765
C000170033_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Large Cap Growth Index Fund
C000170033_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170033_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,634
C000170033_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,832
C000170033_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,230
C000170033_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,990
C000170033_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,226
C000170033_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,757
C000170033_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,356
C000170033_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,750
C000170033_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,775
C000170033_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
C000170033_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170033_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,645
C000170033_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,853
C000170033_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,268
C000170033_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,030
C000170033_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,300
C000170033_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,840
C000170033_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,444
C000170033_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,853
C000170033_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,917
C000170033_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000170033_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000170033_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000170033_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,015
C000170033_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,750
C000170033_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,763
C000170033_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,068
C000170033_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,605
C000170033_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,997
C000170033_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,017
C000170033_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,244
C000177589_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Flex® Small Cap Index Fund
C000177589_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177589_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,310
C000177589_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,519
C000177589_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,052
C000177589_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,096
C000177589_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,670
C000177589_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,688
C000177589_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,180
C000177589_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,090
C000177589_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000177589_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177589_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,316
C000177589_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,506
C000177589_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,037
C000177589_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,064
C000177589_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,603
C000177589_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,634
C000177589_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,100
C000177589_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,978
C000177589_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000177589_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177589_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,131
C000177589_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,453
C000177589_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,906
C000177589_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,771
C000177589_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,274
C000177589_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,674
C000177589_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,955
C000177589_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,182
C000103373_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Small Cap Index Fund
C000103373_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103373_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,431
C000103373_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,874
C000103373_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,267
C000103373_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,895
C000103373_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,635
C000103373_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,355
C000103373_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,917
C000103373_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,332
C000103373_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,529
C000103373_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,721
C000103373_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000103373_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103373_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,406
C000103373_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,816
C000103373_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,179
C000103373_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,787
C000103373_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,527
C000103373_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,163
C000103373_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,762
C000103373_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,151
C000103373_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,302
C000103373_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,462
C000103373_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000103373_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000103373_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,982
C000103373_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,837
C000103373_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,382
C000103373_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,079
C000103373_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,922
C000103373_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,520
C000103373_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,819
C000103373_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,146
C000103373_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,085
C000103373_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,174
C000203457_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Large Cap Growth Index Fund
C000203457_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203457_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,597
C000203457_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,738
C000203457_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,749
C000203457_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,801
C000203457_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,203
C000203457_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,692
C000203457_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,987
C000203457_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000203457_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203457_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,588
C000203457_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,735
C000203457_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,768
C000203457_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,818
C000203457_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,211
C000203457_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,684
C000203457_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,980
C000203457_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000203457_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203457_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,462
C000203457_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,471
C000203457_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,652
C000203457_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,324
C000203457_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,603
C000203457_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,163
C000203457_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 21,452